CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	15	15
Ordinary shares, authorized	150,000	150,000
Ordinary shares, issued	58,120	47,956
Ordinary shares, outstanding	58,034	47,870
Treasury stock, shares	86	86